Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 51.0%	Shares	Value
Invesco QQQ Trust, Series 1 (Cost $93,676,135)	199,000	$ 94,777,730

MONEY MARKET FUNDS - 8.1%	Shares	Value
First American Government Obligations Fund - Class X, 5.22% (a) (Cost $14,967,452)	14,967,452	$ 14,967,452

Investments at Value - 59.1% (Cost $108,643,587)		$ 109,745,182

Other Assets in Excess of Liabilities - 40.9%		75,908,180

Net Assets - 100.0%		$ 185,653,362

(a)	The rate shown is the 7-day effective yield as of August 31, 2024.

Q3 ALL-SEASON TACTICAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.1%	Shares	Value
Invesco Nasdaq 100 ETF	127,000	$ 24,902,160
Invesco QQQ Trust, Series 1	68,500	32,624,495
Total Exchange-Traded Funds (Cost $52,785,304)		$ 57,526,655

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 5.22% (a) (Cost $460,941)	460,941	$ 460,941

Investments at Value - 99.9% (Cost $53,246,245)		$ 57,987,596

Other Assets in Excess of Liabilities - 0.1%		34,825

Net Assets - 100.0%		$ 58,022,421

(a)	The rate shown is the 7-day effective yield as of August 31, 2024.